Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 802,000
Previously Paid Amount	0.00
Total Fee Amount	110.76
Total Offset Amount	0.00
Net Fee	110.76
Narrative - Max Aggregate Offering Price	$ 802,000
Final Prospectus	true